Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
a) Principles of Consolidation:  The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (or “U.S. GAAP”) and include in each of the three years in the period ended December 31, 2013 the accounts and operating results of the Company and its wholly-owned subsidiaries referred to in Note 1 above. All inter-company balances and transactions have been eliminated upon consolidation. FreeSeas as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810 that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s design and purpose and the reporting entity’s power, through voting or similar rights, to direct the activities of the other entity that most significantly impact the other entity’s economic performance. A controlling financial interest in a VIE is present when a company has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE, or both. Only one reporting entity, known as the primary beneficiary, is expected to be identified as having a controlling financial interest and thus is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2013 and 2012, no such interest existed.

Use of Estimates, Policy [Policy Text Block]
b) Use of Estimates:  The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
c) Concentration of Credit Risk:  Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable, insurance claims, prepayments and advances, and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company monitors the credit risk regarding charterer’s turnover in order to review its reliance on individual charterers. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings. Credit risk with respect to trade account receivable is considered high due to the fact that the Company’s total income is derived from a few charterers. For the year ended December 31, 2013, two charterers individually accounted for more than 10% of the Company’s voyage revenues, one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2012, and one charterer individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2011 as follows:

Charterer	2013	2012	2011
A	32%	22%	33%
B	12%	Less than 10%	Less than 10%

Foreign Currency Transactions and Translations Policy [Policy Text Block]
 d) Foreign Currency Translation:  The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in other income/loss in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]
e) Cash and Cash Equivalents:  The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
f) Restricted Cash:  Restricted cash includes bank deposits that are required under the Company’s borrowing arrangements to be kept as part of the security required under the respective loan agreements.

Receivables, Policy [Policy Text Block]
g) Trade Receivables, net:  The amount shown as Trade Receivables at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for doubtful debts. An estimate is made of the allowance for doubtful debts based on a review of all outstanding amounts at year end, and an allowance is made for any accounts which management believes are not recoverable.

Unpaid Policy Claims and Claims Adjustment Expense, Policy [Policy Text Block]
h) Insurance Claims:  Insurance claims comprise claims submitted and/or claims in the process of compilation for submission (claims pending) relating to hull and machinery or protection and indemnity insurance coverage. They are recorded as incurred on the accrual basis and represent the claimable expenses incurred, net of deductibles, the recovery of which is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed. Any non-recoverable amounts are included in accrued liabilities and depending on their nature, are classified as operating expenses or voyage expenses in the statement of operations. The classification of insurance claims (if any) into current and non-current assets is based on management’s expectations as to their collection dates.

Inventory, Policy [Policy Text Block]
i) Inventories:  Inventories, which are comprised of bunkers and lubricants remaining on board of the vessels at year end, are valued at the lower of cost, as determined on a first-in, first-out basis, or market.

Advances For Vessels Under Construction [Policy Text Block]
j) Advances for vessels under construction:  This account includes milestone payments relating to the shipbuilding contracts with the shipyard, and various pre-purchase costs and expenses for which the recognition criteria are met.

Deferred Policy Acquisition Costs, Policy [Policy Text Block]
k) Vessels’ Cost:  Vessels are stated at cost, which consists of the contract purchase price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred.

Depreciation, Depletion, and Amortization [Policy Text Block]
l) Vessels’ Depreciation:  The cost of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful lives from the acquisition date, after considering the estimated residual value (vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Effective April 1, 2009, and following management’s reassessment of the useful lives of the Company’s assets, the fleets useful life was increased from 27 to 28 years since the date of initial delivery from the shipyard. Management’s estimate was based on the current vessels’ operating condition, as well as the conditions prevailing in the market for the same type of vessels.

Vessels Held For Sale [Policy Text Block]
m) Vessels held for sale:  It is the Company’s policy to dispose of vessels when suitable opportunities arise and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups of assets as being held for sale in accordance with ASC 360, “Property, Plant and Equipment,” when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset; (ii) the asset is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale and are classified in current assets on the consolidated balance sheet.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
n) Impairment of Long-lived Assets:  The Company follows the guidance under ASC 360, “Property, Plant and Equipment,” which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that, long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset which is determined based on management estimates and assumptions and by making use of available market data. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 “Fair value measurements and disclosures” and are derived principally from or by corroborated or observable market data. Inputs, considered by management in determining the fair value, include independent broker’s valuations, FFA indices, average charter hire rates and other market observable data that allow value to be determined. The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as future undiscounted net operating cash flows, vessel sales and purchases, business plans and overall market conditions. In performing the recoverability tests the Company determines future undiscounted net operating cash flows for each vessel and compares it to the vessel’s carrying value. The future undiscounted net operating cash flows are determined by considering the Company’s alternative courses of action, estimated vessel’s utilization, its scrap value, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days over the remaining estimated useful life of the vessel, net of vessel operating expenses adjusted for inflation, and cost of scheduled major maintenance. When the Company’s estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value.

As of December 31, 2013, the Company, since the market conditions were not favorable enough for concluding acceptable multiple sales and in accordance with the guidance under ASC 360, decided to change in the accompanying consolidated balance sheet the classification of the “held for sale” vessels (M/V  Free Hero, M/V  Free Jupiter, M/V  Free Impala  and M/V  Free Neptune) to “held and used” thereby recognizing an impairment loss of $3,477 in the accompanying consolidated statements of operations. In addition, the Company, also in accordance with the provisions of ASC 360, has classified the M/V  Free Knight, as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2013 at her estimated market value (see Notes 5,6 and 17) .

As of December 31, 2013, the Company performed an impairment assessment of its long-lived assets by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The significant factors and assumptions the Company used in each future undiscounted net operating cash flow analysis included, among others, operating revenues, commissions, off-hire days, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as Forward Freight Agreements (FFAs) and ten year historical average time charter rates for the remaining life of the vessel after the completion of the current contracts. In addition, the Company used an annual operating expenses escalation factor and an estimate of off hire days. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry. The Company’s assessment concluded that for the vessels that are held and used no impairment existed as of December 31, 2013, as the vessels’ future undiscounted net operating cash flows exceeded their carrying value by $10,014. If the Company were to utilize the most recent five year historical average rates, three year historical average rates or one year historical average rates, would recognize an impairment loss of $19,685 (using the most recent five year historical average rates) and $30,340 (using the most recent three year or one year historical average rates).

Accounting For Special Survey And Dry Docking Costs [Policy Text Block]
o) Accounting for Special Survey and Dry-docking Costs:  The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred are deferred and are amortized over periods of five and two and a half years, respectively. If special survey or dry-docking is performed prior to the scheduled date, the remaining unamortized balances are immediately written-off. In the accompanying financial statements, costs deferred are presented on a consistent basis and are limited to actual costs incurred at the yard, paints, class renewal expenses, and parts used in the dry docking or special survey. Indirect costs and/or costs related to ordinary maintenance, carried out while at dry dock, are expensed when incurred as they do not provide any future economic benefit. Unamortized dry-docking and special survey costs of vessels that are sold are written off at the time of the respective vessels’ sale and are included in the calculation of the resulting gain or loss from such sale.

Financing Costs Policy [Policy Text Block]
p) Financing Costs:  Fees incurred for obtaining new loans are deferred and amortized over the loans’ respective repayment periods, using the effective interest rate method. These charges are included in the balance sheet line item Deferred Charges. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, if the refinancing is deemed to be a debt extinguishment under the provision of ASC 470-50 “Debt: Modifications and Extinguishments.”

Revenue Recognition, Policy [Policy Text Block]
q) Unearned Revenue:  Unearned revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. These amounts are recognized as revenue over the voyage or charter period.

Derivatives, Policy [Policy Text Block]
r) Interest Rate Swaps:  The Company uses interest rate swaps to manage net exposure to interest rate changes related to its borrowings. Such swap agreements, designated as “economic hedges” are recorded at fair value with changes in the derivatives’ fair value recognized in earnings unless specific hedge accounting criteria are met. During the years ended December 31, 2011, 2012 and 2013, there was no derivative transaction meeting such hedge accounting criteria; therefore the change in their fair value is recognized in earnings.

Fair Value of Financial Instruments, Policy [Policy Text Block]
s) Financial Instruments:  The principal financial assets of the Company consist of cash and cash equivalents and restricted cash, trade receivables (net of allowance), insurance claims, prepayments and advances. The principal financial liabilities of the Company consist of accounts payable, accrued liabilities, deferred revenue, long-term debt, and interest-rate swaps. The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities, approximate their respective fair values.

Fair Value Measurement, Policy [Policy Text Block]
t) Fair Value Measurements:  The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

Fair Value Option [Policy Text Block]
u) Fair value option:  In February, 2007, the FASB issued ASC 825, “Financial Instruments,” which permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company evaluated the guidance contained in ASC 825 and elected not to report any existing financial assets or liabilities at fair value that are not already reported at fair value, therefore the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this pronouncement.

Revenue Recognition Deferred Revenue And Expenses [Policy Text Block]
v) Accounting for Revenue and Expenses:  Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. A voyage charter involves the carriage of a specific amount and type of cargo from specific load port(s) to specific discharge port(s), subject to various cargo handling terms, in return for payment of an agreed upon freight rate per ton of cargo. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot charters. Time charters extending three months to a year are generally referred to as medium term charters. All other time charters are considered long term. Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading of its next fixed cargo and is deemed to end upon the completion of the discharge of the current cargo. Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is provided. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Probable losses on voyages in progress are provided for in full at the time such losses can be estimated.

Profit Sharing Arrangements [Policy Text Block]
w) Profit Sharing Arrangements:  From time to time, the Company has entered into profit sharing arrangements with its charterers, whereby the Company may have received additional income at an agreed percentage of net earnings earned by such charterer, where those earnings are over the base rate of hire and settled periodically during the term of the charter agreement. Revenues generated from the profit sharing arrangements are recorded in the period they are earned.

Maintenance Cost, Policy [Policy Text Block]
x) Repairs and Maintenance:  All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are charged against income as incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
y) Stock-Based Compensation:  Following the provisions of ASC 718, “Compensation- Stock Compensation” the Company recognizes all share-based payments to employees, including grants of employee stock options, in the consolidated statements of operations based on their fair values on the grant date. Compensation cost on stock based awards with graded vesting is recognized on an accelerated basis as though each separately vesting portion of the award was in substance, a separate award.

Earnings Per Share, Policy [Policy Text Block]
z) Earnings/(Losses) per Share:  Basic earnings/(losses) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (warrants, options and restricted shares) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings/(losses) per share computation unless such inclusion would be anti-dilutive.

Segment Reporting, Policy [Policy Text Block]
aa) Segment Reporting:  The Company reports financial information and evaluates its operations by total charter revenues. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision makers, review operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Subsequent Events, Policy [Policy Text Block]	bb) Subsequent Events: The Company evaluates subsequent events or transactions up to the date in which the consolidated financial statements are issued according to the requirements of ASC 855.

New Accounting Pronouncements, Policy [Policy Text Block]
cc) Recent Accounting Pronouncements:

Comprehensive Income -  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified  Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The adoption of the new guidance for fair value measurements had no effect on the Company’s consolidated financial statements.